Defined benefit plans - Summary of actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Bottom of range [member]
Defined Benefit Plan Actuarial Assumptions [Line Items]
Discount rate	4.00%	5.05%
Future salary increase rate	0.00%	2.00%
Weighted average maturity	1.00	6.7
Top of range [member]
Defined Benefit Plan Actuarial Assumptions [Line Items]
Discount rate	5.20%	5.93%
Future salary increase rate	7.00%	7.00%
Weighted average maturity	11.50	10.9